SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Reconciliation of Weighted-Average Outstanding Shares Used in Calculations of Basic and Diluted EPS

A reconciliation of the weighted-average outstanding shares used in the two calculations is as follows:

	Twelve Months Ended December 31,
	2012	2011	2010
	(In millions)
Weighted-average shares outstanding (basic)	119.9	121.9	124.8
Effect of dilutive securities:
Stock options and restricted stock units	2.6	1.8	1.7
Weighted-average shares outstanding (diluted)	122.5	123.7	126.5

Useful Life of Other Purchased Intangible Assets

Predominantly all of our other purchased intangible assets are also amortized on a straight-line basis.

Asset	Useful Life
(in years)
Purchased data files	2 to 15
Acquired software and technology	1 to 10
Non-compete agreements	1 to 10
Proprietary database	6 to 10
Customer relationships	2 to 25
Trade names	5 to 15

Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents assets and liabilities measured at fair value on a recurring basis:

			Fair Value Measurements at Reporting Date Using:
Description		Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
		(In millions)
Assets and Liabilities:
Fair Value Interest Rate Swaps	(1)	$12.2	$-	$12.2	$-
Notes, due 2014	(1)	(287.2)	-	(287.2)	-
Deferred Compensation Plan	(2)	(16.8)	-	(16.8)	-
Total assets and liabilities		$(291.8)	$-	$(291.8)	$-

(1)
The fair value of our interest rate swaps, designated as fair value hedges, and notes are based on the present value of expected future cash flows using zero coupon rates and are classified within Level 2 of the fair value hierarchy.

(2)
We maintain deferred compensation plans that allow for certain management employees to defer the receipt of compensation (such as salary, incentive compensation and commissions) until a later date based on the terms of the plans. The liability representing benefits accrued for plan participants is valued at the quoted market prices of the participants’ investment elections.